SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Due from related parties	$ 108,387	$ 97,037
Linsun [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 108,387	$ 97,037